Note 25 - Trade Payables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
25.	TRADE PAYABLES

	2018	2017

Trade payables	126.1	175.1
Non-current	126.1	175.1

Trade payables	12,774.2	10,418.4
Related Parties	1,275.8	1,435.6
Current	14,050.0	11,854.0

Total	14,176.1	12,029.1